Significant Accounting Policies (Details) - Schedule of relevant exchange rates - RMB [Member]	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Significant Accounting Policies (Details) - Schedule of relevant exchange rates [Line Items]
Period Ended RMB: USD exchange rate	6.7896	7.1477	6.8680
Period Average RMB: USD exchange rate	7.0056	6.8753	6.5368